RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

25.    RELATED PARTY TRANSACTIONS

The Company’s key management personnel include members of the board of directors, executive officers and former executive officers. The Company provides salaries or cash compensation, and other non-cash benefits to directors and executive officers.

	For the years ended December 31,
	2019	2018	2017
Short-term employee benefits
Employee salaries and bonuses	$2,235,926	$2,112,605	$1,326,702
Directors fees	245,000	270,000	267,785
Social security and medical care costs	77,284	63,529	32,912
	2,558,210	2,446,134	1,627,399
Post-employment benefits
Contributions to defined contribution pension plan	32,435	34,162	15,928
Employee termination expense	—	296,592	—

Share-based payments	1,555,857	2,270,023	1,055,719

Total key management remuneration	$4,146,502	$5,046,911	$2,699,046